JPMorgan Realty Income ETF
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.0%
Apartments — 15.1%
American Homes 4 Rent, Class A, REIT	380,080	14,553,263
Equity LifeStyle Properties, Inc., REIT	200,708	14,316,502
Equity Residential, REIT	137,741	10,559,225
Invitation Homes, Inc., REIT	158,617	5,432,632
UDR, Inc., REIT	337,723	15,487,977
		60,349,599
Diversified — 31.0%
American Tower Corp., REIT	153,030	31,983,270
Digital Realty Trust, Inc., REIT	119,972	23,477,321
Equinix, Inc., REIT	35,400	34,744,392
Outfront Media, Inc., REIT	226,021	4,341,863
SBA Communications Corp., REIT	35,098	7,940,923
VICI Properties, Inc., REIT	489,486	15,962,138
Weyerhaeuser Co., REIT	168,258	5,428,003
		123,877,910
Health Care — 18.0%
Alexandria Real Estate Equities, Inc., REIT	122,100	13,459,083
CareTrust REIT, Inc., REIT	166,857	4,970,670
Sabra Health Care REIT, Inc., REIT	270,557	5,067,533
Ventas, Inc., REIT	288,189	18,464,269
Welltower, Inc., REIT	215,407	29,764,939
		71,726,494
Hotels — 2.5%
Host Hotels & Resorts, Inc., REIT	533,718	9,831,086
Industrial — 11.4%
Americold Realty Trust, Inc., REIT	309,830	7,392,544
EastGroup Properties, Inc., REIT	64,388	11,088,257
Lineage, Inc., REIT	31,880	2,021,830
Prologis, Inc., REIT	213,004	24,874,607
		45,377,238
Office — 6.7%
BXP, Inc., REIT	144,325	11,833,207
COPT Defense Properties, REIT	273,455	9,010,342
Cousins Properties, Inc., REIT	191,981	6,093,477
		26,937,026
Shopping Centers — 7.0%
Federal Realty Investment Trust, REIT	101,325	11,819,561
Kimco Realty Corp., REIT	217,093	5,551,068
Kite Realty Group Trust, REIT	377,761	10,414,871
		27,785,500

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Storage — 5.3%
Extra Space Storage, Inc., REIT	87,198	14,907,370
Public Storage, REIT	18,312	6,373,492
		21,280,862
Total Common Stocks (Cost $313,468,247)		387,165,715
Short-Term Investments — 2.9%
Investment Companies — 2.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.69% (a) (b) (Cost $11,733,263)	11,729,658	11,734,350
Total Investments — 99.9% (Cost $325,201,510)		398,900,065
Other Assets in Excess of Liabilities — 0.1%		219,857
NET ASSETS — 100.0%		399,119,922

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$398,900,065	$—	$—	$398,900,065

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.69% (a) (b)	$11,028,308	$38,228,903	$37,523,487	$286	$340	$11,734,350	11,729,658	$314,371	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.62% (a) (b)	—	6,281,626	6,281,626	—	—	—	—	4,082	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (a) (b)	—	2,457,400	2,457,400	—	—	—	—	462	—
Total	$11,028,308	$46,967,929	$46,262,513	$286	$340	$11,734,350		$318,915	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.